Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Computation of basic and diluted net income (loss) per share

The computation of basic and diluted earnings per share for the period March 12, 2013 through September 30, 2013 was as follows:

Basic Earnings Per Share	For the Period from March 12, 2013 through September 30, 2013
Numerator:
Net income (loss) allocable to APAM – basic	$14,725

Convertible preferred stock dividends	—
Net income allocated to participating securities - basic	(2,357)

Net income (loss) allocable to common shareholders - basic	$12,368

Denominator:
Weighted average shares outstanding – basic	12,728,949
Earnings per share – basic	$0.97

Diluted Earnings Per Share	For the Period from March 12, 2013 through September 30, 2013
Numerator:
Net income (loss) allocable to APAM – diluted	$14,725

Convertible preferred stock dividends	—
Net income allocated to participating securities - diluted	(967)

Net income (loss) allocable to common shareholders - diluted	$13,758

Denominator:
Weighted average shares outstanding – basic	12,728,949
Effect of dilutive securities	2,565,463

Weighted average shares outstanding – diluted	15,294,412
Earnings per share – diluted	$0.90